SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital

	Number of Common Shares (2)	Share Capital
As at January 1, 2024	83,574,751	$418,649
Shares issued for RSUs vested	315,444	$2,953
Shares issued for payment of Kurmuk deferred consideration	1,972,354	$12,500
Shares issued in public offering	23,766,666	$153,017
As at December 31, 2024	109,629,215	$587,119
Shares issued in offerings (1)	12,893,136	$196,307
Shares issued for payment of Kurmuk deferred consideration	1,474,882	$21,250
Shares issued for RSUs vested	739,988	$8,679
As at December 31, 2025	124,737,221	$813,355
(1)Net of transaction costs incurred of $10.1 million.
(2) Shares issued prior to May 20, 2025, have been retrospectively adjusted for the impact of the 3 to 1 share consolidation ratio.